5. STOCK OPTIONS (Details 1)	9 Months Ended
Sep. 30, 2020 shares
Share-based Payment Arrangement [Abstract]
Stock options vested	519,500
Stock options unvested	1,280,500
Total stock options granted at September 30, 2020	1,800,000